Investments in associates - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions					12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarised statement of comprehensive income
Revenue					$ 5,810	$ 5,549	$ 5,215
Attributable loss for the year	[1]				412	263	223
Total comprehensive income for the year	[1]				335	246	133
Associates
Summarised statement of comprehensive income
Income statement loss					(10)	(30)	(32)
Bioventus, Inc.
Summarised statement of comprehensive income
Revenue					420	377	386
Attributable loss for the year					(34)	(152)	(129)
Group adjustments					(2)	46	17
Total comprehensive income for the year					(36)	(106)	(112)
Income statement loss					$ (10)	$ (30)	$ (32)
Percentage of associate held		27.13%	27.96%	28.30%

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.